Statement Of Partners Capital (HOST HOTELS & RESORTS L.P., USD $) In Millions	HOST HOTELS & RESORTS L.P. USD ($)	HOST HOTELS & RESORTS L.P. Preferred Limited Partner USD ($)	HOST HOTELS & RESORTS L.P. General Partner USD ($)	HOST HOTELS & RESORTS L.P. Limited Partner USD ($)	HOST HOTELS & RESORTS L.P. Accumulated Other Comprehensive Income (Loss) USD ($)	HOST HOTELS & RESORTS L.P. Non-controlling Interests of Consolidated Partnerships USD ($)	HOST HOTELS & RESORTS L.P. Limited Partnership Interests of Third Parties USD ($)
Beginning Balance at Dec. 31, 2008		$ 97	$ 1	$ 5,485	$ 5	$ 24	$ 158
Beginning Balance at Dec. 31, 2008		4.0	525.3
NET LOSS	(258)			(252)		(1)	(5)
Unrealized loss on HMS Host common stock	(4)				(4)
Other changes in ownership				(19)			19
Foreign currency translation and other comprehensive income of unconsolidated affiliates	15				15
Change in fair value of derivative instruments	(4.0)				(4.0)
Common OP unit issuances				767
Common OP unit issuances (units)			103.6
Units issued to Host Inc. for the comprehensive stock and employee stock purchase plans				6
Units issued to Host Inc for the comprehensive stock and employee stock purchase plans(units)			0.4
Distribution on common OP unit				(16)
Distribution on preferred OP unit				(9)
Issuance of 2009 Exchangeable Senior Debentures				82
Redemptions of limited partnership interests of third parties				33			(33)
Redemptions of limited partnership interests of third parties			3.4
Contributions from non- controlling interests of consolidated partnerships						1
Distributions to non-controlling interests						(2)
Ending Balance at Dec. 31, 2009		97	1	6,077	12	22	139
Ending Balance at Dec. 31, 2009		4.0	632.7
NET LOSS	(132)			(130)			(2)
Other changes in ownership				(69)			69
Foreign currency translation and other comprehensive income of unconsolidated affiliates	8				8
Change in fair value of derivative instruments	5.0				5.0
Common OP unit issuances				407
Common OP unit issuances (units)			26.4
Units issued to Host Inc. for the comprehensive stock and employee stock purchase plans				10
Units issued to Host Inc for the comprehensive stock and employee stock purchase plans(units)			1.1
Distribution on common OP unit				(26)
Distribution on preferred OP unit				(4)
Redemption of preferred units		(97)		(4)
Redemption of preferred units		(4.0)
Redemptions of limited partnership interests of third parties				15			(15)
Redemptions of limited partnership interests of third parties			1.2
Contributions from non- controlling interests of consolidated partnerships						11
Distributions to non-controlling interests						(4)
Ending Balance at Dec. 31, 2010	6,331		1	6,276	25	29	191
Ending Balance at Dec. 31, 2010			661.4
NET LOSS	(16)			(15)		(1)
Other changes in ownership				33			(33)
Foreign currency translation and other comprehensive income of unconsolidated affiliates	(27)				(27)
Change in fair value of derivative instruments	1.0				1.0
Common OP unit issuances				460			6
Common OP unit issuances (units)			27.3
Units issued to Host Inc. for the comprehensive stock and employee stock purchase plans				17
Units issued to Host Inc for the comprehensive stock and employee stock purchase plans(units)			1.3
Distribution on common OP unit				(99)
Redemptions of limited partnership interests of third parties				5			(5)
Redemptions of limited partnership interests of third parties			0.3
Contributions from non- controlling interests of consolidated partnerships						12
Distributions to non-controlling interests						(4)	(1)
Ending Balance at Dec. 31, 2011	$ 6,713		$ 1	$ 6,677	$ (1)	$ 36	$ 158
Ending Balance at Dec. 31, 2011			690.3